THE SARATOGA ADVANTAGE TRUST

January 3, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:   The Saratoga Advantage Trust (the “Trust”)

  Registration Statement File No. 033-79708

  CIK No. 0000924628

Portfolio	Share Class
James Alpha Macro Portfolio	Class S
James Alpha Global Real Estate Investments Portfolio	Class S
James Alpha Multi Strategy Alternative Income Portfolio	Class S
James Alpha Managed Risk Domestic Equity Portfolio	Class S
James Alpha Managed Risk Emerging Markets Equity Portfolio	Class S
James Alpha Hedged High Income Portfolio	Class S

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that, with respect to the above-referenced Portfolios and share class of the Trust, the form of the Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on December 29, 2017.

Very truly yours,

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

President, Chief Executive Officer

and Chairman of the Board